Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUES
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
Professional fees	61,249		61,249
Related party consulting expense for preferred stock	50,000		50,000
General and administrative	8,783		8,783
Total operating expenses	120,032		120,032
LOSS FROM OPERATIONS BEFORE OTHER EXPENSES	120,032		120,032
OTHER INCOME (EXPENSE):
Interest expense, net of interest income
Total other income (expense)
LOSS FROM OPERATIONS BEFORE BENEFIT (PROVISION) FOR INCOME TAXES	(120,032)		(120,032)
BENEFIT (PROVISION) FOR INCOME TAXES
NET LOSS	$ (120,032)		$ (120,032)
NET LOSS PER SHARE
Basic and diluted	$ (0.0005)		$ (0.0005)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	235,176,673	235,176,673	235,176,673	235,176,673	235,176,673	235,176,673